Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

	2024	2023
	€	€
Cash and cash equivalents	280,728,037	391,231,637
	280,728,037	391,231,637